GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Feb. 29, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Aug. 30, 2021	Feb. 12, 2020
Indefinite-lived Intangible Assets
Goodwill acquired	$ 9,681,548	$ 6,479,218
Gross Amount			$ 6,453,750		$ 6,453,750		$ 6,453,750
Accumulated Amortization			(3,062,794)		(3,062,794)		(1,449,357)
Carrying Value			3,390,956		3,390,956		5,004,393	$ 5,004,393
Indefinite-lived			14,290,670		14,290,670		14,290,670
Intangible assets, net			11,227,876		11,227,876		12,841,313	7,494,667
Amortization expense			537,813	$ 355,808	1,613,438	$ 590,711	1,128,524	320,833
Goodwill			18,264,822		18,264,822		18,264,822	$ 6,479,218
Bailey
Indefinite-lived Intangible Assets
Goodwill acquired		$ 6,479,218
Goodwill											$ 6,479,218
H&J acquisition
Indefinite-lived Intangible Assets
Goodwill acquired	$ 9,681,548
Stateside
Indefinite-lived Intangible Assets
Goodwill							493,791		$ 2,104,056	$ 2,104,056
Customer relationships
Indefinite-lived Intangible Assets
Gross Amount			6,453,750		6,453,750		6,453,750
Accumulated Amortization			(3,062,794)		(3,062,794)		(1,449,357)
Carrying Value			3,390,956		3,390,956		5,004,393
Brand name
Indefinite-lived Intangible Assets
Indefinite-lived			$ 7,836,920		$ 7,836,920		7,836,920
Intangible assets, net							$ 7,836,920